DERIVATIVE FINANCIAL INSTRUMENT AND HEDGE ACCOUNTING (Details 1) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedged items [line items]
Fair Value	$ 1,095,154	$ 907,334
3 Months [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	29,408,668	23,112,456
3 Months to 1 Year [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	31,455,855	18,697,647
More than 1 Year [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	51,833,402	65,408,651
Derivative Financial Instruments [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	1,095,154	907,334
Derivative Financial Instruments [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	333,482	147,783
Derivative Financial Instruments [Member] | Foreign Currency Swap [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	290,288	299,738
Derivative Financial Instruments [Member] | Interest Rate Swap [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	468,928	457,761
Derivative Financial Instruments [Member] | Foreign Currency Call Option [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	86	941
Derivative Financial Instruments [Member] | Foreign Currency Put Option [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	2,370	1,111
Derivative Financial Instruments [Member] | 3 Months [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		11,160,633
Derivative Financial Instruments [Member] | 3 Months [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	9,023,102	9,302,930
Derivative Financial Instruments [Member] | 3 Months [Member] | Foreign Currency Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	6,675	164,065
Derivative Financial Instruments [Member] | 3 Months [Member] | Interest Rate Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,821,573	1,666,415
Derivative Financial Instruments [Member] | 3 Months [Member] | Foreign Currency Call Option [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,369	20,795
Derivative Financial Instruments [Member] | 3 Months [Member] | Foreign Currency Put Option [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	807,071	6,428
Derivative Financial Instruments [Member] | 3 Months to 1 Year [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	415	9,042,804
Derivative Financial Instruments [Member] | 3 Months to 1 Year [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	109,275	5,458,077
Derivative Financial Instruments [Member] | 3 Months to 1 Year [Member] | Foreign Currency Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	17,629	391,919
Derivative Financial Instruments [Member] | 3 Months to 1 Year [Member] | Interest Rate Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	414,355	3,137,117
Derivative Financial Instruments [Member] | 3 Months to 1 Year [Member] | Foreign Currency Call Option [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	25,459	29,304
Derivative Financial Instruments [Member] | 3 Months to 1 Year [Member] | Foreign Currency Put Option [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,822,789	26,387
Derivative Financial Instruments [Member] | More than 1 Year [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	24,350,781	33,810,578
Derivative Financial Instruments [Member] | More than 1 Year [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,481,548	1,456,181
Derivative Financial Instruments [Member] | More than 1 Year [Member] | Foreign Currency Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	14,638,229	2,772,166
Derivative Financial Instruments [Member] | More than 1 Year [Member] | Interest Rate Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	8,843,640	29,581,896
Derivative Financial Instruments [Member] | More than 1 Year [Member] | Foreign Currency Call Option [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	15,112,396
Derivative Financial Instruments [Member] | More than 1 Year [Member] | Foreign Currency Put Option [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 20,720,506	$ 335